RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Cash advance from related parties	$ 253,992	$ 43,488
Repayment to related parties	245,497
Qing Zuo [Member]
Related Party Transaction [Line Items]
Cash advance from related parties		151
Junze Zhang [Member]
Related Party Transaction [Line Items]
Cash advance from related parties	67,472	43,317
Shufang Zeng [Member]
Related Party Transaction [Line Items]
Cash advance from related parties	186,520
Songlin Zhu [Member]
Related Party Transaction [Line Items]
Repayment to related parties	209,432
Zheng Pei [Member]
Related Party Transaction [Line Items]
Repayment to related parties	33,257
Xinwen Yang [Member]
Related Party Transaction [Line Items]
Repayment to related parties	$ 2,808